Other Non-Current Assets - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Non Current Assets [line items]
Other receivables	£ 96	£ 108
Total financial assets	12,869	15,734
Carbon based receivables	7	2
Other non current receivables
Disclosure Of Other Non Current Assets [line items]
Total financial assets	27	34
Other non current receivables | Financial assets at fair value through profit or loss, mandatory measured at fair value, category
Disclosure Of Other Non Current Assets [line items]
Total financial assets	18	13
Other non current receivables | Remaining balance
Disclosure Of Other Non Current Assets [line items]
Total financial assets	£ 9	£ 21